Business combinations and other significant transactions - Analysis of cash flows related to acquisition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Total net cash outflow for the acquisition	$ 6,986	$ 327	$ 1
Petrohawk Energy Corporation
Disclosure of detailed information about business combination [line items]
Transaction costs of the acquisition (included in cash flows from operating activities)	62
Interest on deferred payments (included in cash flows from operating activities)	21
Cash consideration paid, net of cash acquired (included in cash flows from investing activities)	6,684
Total net cash outflow for the acquisition	$ 6,767